COMMON STOCK TRANSACTIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Equity [Abstract]
COMMON STOCK TRANSACTIONS

NOTE 7 - COMMON STOCK TRANSACTIONS

The Company is authorized to issue 50,000,000 shares of Common Stock with a par value of $0.001 per share. Holders of the Company’s Common Stock are entitled to one vote for each share.

During the six months ended September 30, 2024, GK Partners exercised a portion of its warrant for 25,400 shares. The exercise price was $10.00 per share for total proceeds of $254,000.

During the six months ended September 30, 2024, the Company issued 30,000 shares of common stock for services. The value of the shares issued resulted in a total non-cash expense of $138,979.

On May 13, 2024, the Company and certain shareholders of Orocidin A/S, a Danish stock corporation entered into a Stock Purchase and Sale Agreement, under which the Company issued 3,800,000 restricted shares of its common stock to the Sellers (Note 1).

During the three months ended September 30, 2024, Orocidin A/S issued shares of its common stock in a capital raise with a third party in exchange for proceeds of $193,330. Aligned with the Company’s ownership interest in Orocidin A/S, 5% of the proceeds, or $9,667, was allocated to noncontrolling interests while 95% of the proceeds, or $183,663, was allocated to additional paid in capital.

NOTE 7 - COMMON STOCK TRANSACTIONS

During the year ended March 31, 2024, GK Partners exercised a portion of its warrant for 30,600 shares. The exercise price was $10.00 per share for total proceeds of $306,000.

On June 20, 2023, the Company and GK Partners ApS entered into a Stock Purchase and Sale Agreement (the “Agreement”), under which the Seller sold to the Company 5,000,000 restricted shares of common stock of Mag Mile Capital, Inc, Inc. In exchange, the Company issued 250,000 restricted shares of its common stock to GK Partners. The shares were valued at $1,750,000, using $7.00 per share, the closing stock price on the last business day before the closing of the transaction under the Agreement.